Property and Equipment Net (Tables)	9 Months Ended
Sep. 30, 2023
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	September 30,	December 31,
	2023	2022
Office equipment and computers	$929	$751
Furniture & Fixtures	2,586	2,584
Laboratory equipment	3,278	3,140
Leasehold improvements	7,887	7,549
	14,680	14,024
Less: accumulated depreciation	(6,055)	(5,017)
	$8,625	$9,007